Other liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Other liabilities [abstract]
Summary of other liabilities

Other liabilities by type
In EUR million	2023	2022
Net defined benefit liability	164	139
Other post-employment benefits	30	29
Other staff-related liabilities	719	633
Share-based payment plan liabilities	0	3
Other taxation and social security contributions	641	365
Rents received in advance	14	30
Costs payable	2,170	2,016
Amounts to be settled	6,509	6,715
Lease liabilities	1,162	1,174
Other	2,258	2,543
	13,667	13,646